Schedule of Supplemental Balance Sheet Information Related to Leases (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Operating leases:
Operating lease right-of-use assets	$ 46,434	$ 134,013
Operating lease liability, current	81,708	234,043
Operating lease liability, non-current
Total operating lease liabilities	$ 81,708	$ 234,043
Weighted-average remaining lease term:
Operating leases (in years)	3 months 3 days	9 months 3 days
Weighted-average discount rate:
Operating leases	6.83%	6.76%